Match Funded Advances (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Transfers and Servicing [Abstract]
Schedule of Match Funded Advances on Residential Loans
Match funded advances on residential loans we service for others are comprised of the following at the dates indicated:

	September 30, 2015	December 31, 2014
Principal and interest	$1,066,125	$1,349,048
Taxes and insurance	714,505	847,064
Foreclosures, bankruptcy, real estate and other	174,988	213,330
	$1,955,618	$2,409,442

Match funded advances on residential loans we service for others are comprised of the following at December 31:

	2014	2013
Principal and interest	$1,349,048	$1,497,649
Taxes and insurance	847,064	830,113
Foreclosures, bankruptcy, real estate and other	213,330	224,621
	$2,409,442	$2,552,383

Schedule of Activity In Match Funded Advances
The following table summarizes the activity in match funded advances for the nine months ended September 30:

	2015	2014
Beginning balance	$2,409,442	$2,552,383
Acquisitions	—	85,521
Transfers from advances	—	10,156
Sales of advances	(96,408)	—
Collections of pledged advances, net of new advances, and other	(357,416)	(288,481)
Ending balance	$1,955,618	$2,359,579

The following table summarizes the activity in match funded advances for the years ended December 31:

	2014	2013	2012
Beginning balance	$2,552,383	$3,049,244	$3,629,911
Acquisitions (1)	85,521	3,589,773	4,068,959
Transfers from advances (2)	10,156	142,286	74,317
Sales of advances to HLSS	—	(3,639,205)	(3,240,601)
Collections of pledged advances, net of new advances and other	(238,618)	(589,715)	(1,483,342)
Ending balance	$2,409,442	$2,552,383	$3,049,244

(1)
Servicing advances acquired through business acquisitions and asset acquisitions, primarily in connection with the acquisition of MSRs, that were pledged to advance facilities at the date of acquisition.

(2)	New servicing advances initially classified as Advances at the date of payment and subsequently pledged to advance facilities.